H6 Events after the reporting period	12 Months Ended
Dec. 31, 2025
Events After The Reporting Period [Abstract]
Events after the reporting period

Events after the reporting period
Ericsson announces a proposed staff reduction in Sweden
On January 15, 2026, Ericsson announced a proposed headcount reduction in Sweden. Ericsson has submitted a notice to the Swedish Public Employment Service. Approximately 1,600 positions could be impacted in Sweden.
Ericsson’s Board of Directors proposes a share buyback program
On January 23, 2026, Ericsson announced that a share buyback program up to SEK 15 billion will be proposed to the AGM by the Board of Directors. For more information, see note E1 “Equity”.